Note 20 - Fair Value Measurements (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Note 20 - Fair Value Measurements (Details) [Line Items]
Loans and Leases Receivable, Net Amount	$ 463,185,000	$ 365,113,000
Fully Charged-off [Member]
Note 20 - Fair Value Measurements (Details) [Line Items]
Loans and Leases Receivable, Net Amount	$ 0